Related Parties (Details) - USD ($)		3 Months Ended		12 Months Ended
	May 07, 2026	Mar. 31, 2026	Mar. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Nov. 11, 2026	Aug. 07, 2026
Related Parties [Line Items]
Capital contribution					$ 487,273
Transaction costs			$ 302,500
Other receivables		$ 302,500		302,500	302,500
Expenses related services				265,126
Expenses incurred related to employees				394,213	576,309
Amount outstanding		292,795		209,979	10,000
Due to related parties		87,873
Repaid due to related parties					1,026,091
Contingent consideration				$ 906,000
Holdback shares (in Shares)				4,000
Legal fees		$ 75,000		$ 65,000
Cash for working capital	$ 75,000
Shares not issued (in Shares)		190,000		190,000
Forecast [Member]
Related Parties [Line Items]
Legal fees		$ 75,000
Cash for working capital	$ 75,000
Interest rate	16.00%					0.00%	16.00%
Tax Lien [Member]
Related Parties [Line Items]
Holdback shares issued (in Shares)				4,000
Shares not issued (in Shares)		4,000		4,000
Global Graphene Group [Member]
Related Parties [Line Items]
Due to related parties				$ 879,985
Repaid due to related parties					879,985
Global Graphene Group [Member] | Related Party [Member]
Related Parties [Line Items]
Due to related parties				0
Mach FM Corp [Member]
Related Parties [Line Items]
Due to related parties					87,873
Outstanding payable		$ 88,979		88,979
Shared Services Agreement [Member]
Related Parties [Line Items]
Expenses related services		30,000		62,588
Expenses incurred related to employees				52,816	$ 196,790
Madison Bond [Member] | Related Party [Member]
Related Parties [Line Items]
Due to related parties		75,000		$ 0
Notes [Member] | Related Party [Member]
Related Parties [Line Items]
Outstanding principal amount		75,000
Notes [Member] | Related Party [Member] | Forecast [Member]
Related Parties [Line Items]
Outstanding principal amount		$ 75,000